Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Domestic and Foreign Components of Net Income Before Income Tax
The domestic and foreign components of net income before income tax:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Net income/(loss) before income taxes
India	US$	205.6	Rs.	16,890.6	Rs.	(26,380.2)	Rs.	(28,703.4)
Other than India		222.8		18,310.6		(43,787.1)		(88,023.9)

Total	US$	428.4	Rs.	35,201.2	Rs.	(70,167.3)	Rs.	(116,727.3)

Summary of Domestic and Foreign Components of Income Tax Expense
The domestic and foreign components of income tax expense:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Current taxes
India	US$	54.4	Rs.	4,469.2		3,397.3	Rs.	1,363.6
Other than India		342.1		28,114.3		23,302.5		15,738.2
Deferred taxes
India		(182.0)		(14,962.8)		(124.3)		146.5
Other than India		(128.8)		(10,580.1)		15,629.4		8,162.4

Total income tax expense	US$	85.7	Rs.	7,040.6	Rs.	42,204.9	Rs.	25,410.7

Summary of Reconciliation of Estimated Income Tax to Income Tax Expense
The reconciliation of income tax expense calculated as per tax rates applicable to individual entities with income tax expense/(credit) reported in the income statement is as follows:

	Year ended March 31,
	2023		2023		2022		2021

	(In millions)
Income/(loss) before income taxes	US$	428.4	Rs.	35,201.2	Rs.	(70,167.3)	Rs.	(116,727.3)
Income tax expense at tax rates applicable to individual entities		125.8		10,340.1		(9,514.7)		(22,615.8)
Additional deduction for patent, research and product development cost		—		—		(13.4)		16.6
Items (net) not deductible for tax /not liable to tax:
- foreign Currency (gain)/loss relating to loans and deposits (net), foreign
Currency (gain)/loss arising on account of Integral foreign operations		(6.1)		(498.0)		(38.3)		49.5
- interest and other expenses relating to borrowings for investment		8.8		722.0		638.6		315.7
- Write-down of assets not qualifying for tax relief		—		—		—		4,295.6
- Others		(10.7)		(883.3)		1,607.6		634.7
Undistributed earnings of subsidiaries, joint operations and equity accounted investees		73.3		6,022.9		4,072.5		3,109.3
Deferred tax assets not recognized because realization is not probable		84.2		6,921.7		35,281.9		39,658.8
Utilization/credit of unrecognized tax losses, unabsorbed depreciation and other tax benefits		(66.6)		(5,474.5)		(7,253.4)		(3,471.6)
Deferred tax assets recognized on unabsorbed depreciation and others (refer note 3 below)		(240.6)		(19,770.1)		—		—
Deferred tax assets recognized on Long term capital loss		(18.3)		(1,504.8)		—		—
Previously recognised deferred tax assets written down		—		—		(63.4)		(1.0)
Profit on sale of investments in subsidiaries and Others		—		—		—		15.2
Tax on share of (profit)/loss of equity accounted investees (net)		9.2		758.3		(70.1)		744.9
Impact of change in rates on moving to new tax regime (refer note 2 below)		63.6		5,223.6
Impact of change in statutory tax rates (refer note below)		2.4		193.2		20.4		929.6
Others		60.7		4,989.5		4,708.0		1,729.2
Profit on sale of passenger vehicle undertaking (Common control transaction)		—		—		12,829.2		—

Income tax expense/(credit) reported in consolidated income statement	US$	85.7	Rs.	7,040.6	Rs.	42,204.9	Rs.	25,410.7

Summary of Significant Components of Deferred Tax Assets and Liabilities
Significant components of deferred tax assets and liabilities for the year ended March 31, 2023 are as follows:

	Opening balance		Impact of change in tax rates recognised in statement of profit and loss (Refer Note 2 0 (B) (2)		Recognized in profit or loss		Recognized in/ reclassified from other comprehensive income				MAT utilization		Closing balance
									Other than
							Translation		translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	18,589.8	Rs.	(7,705.1)	Rs.	10,415.1	Rs.	(1.2)	Rs.	—	Rs.	—	Rs.	21,298.6
Business loss carry forwards		(3,306.3)		—		25,877.6		2,169.3		—		—		24,740.6
Other tax losses -Long term capital loss		—		—		1,504.8		—		—		—		1,504.8
Expenses deductible in future years:														—
Provisions, allowances for doubtful receivables and others		31,457.2		(1,130.5)		(1,699.9)		251.2		0.1		—		28,878.1
Compensated absences and retirement benefits		(8,288.0)		(423.4)		(4,293.9)		(789.8)		397.7		—		(13,397.4)
Minimum alternate tax carry-forward		508.6		—		1,884.5		—		—		(1,248.0)		1,145.1
Property, plant and equipment		108,268.9		—		(30,273.1)		(832.4)		—		—		77,163.4
Derivative financial instruments		13,482.2		(297.9)		3,804.0		427.3		(11,660.4)		—		5,755.2
Unrealized profit on inventory		7,645.1		—		4,052.5		601.2		—		—		12,298.8
Others		2,032.5		(278.0)		19,818.3		1,952.4		52.4		—		23,577.6

Total deferred tax assets	Rs.	170,390.0	Rs.	(9,834.9)	Rs.	31,089.9	Rs.	3,778.0	Rs.	(11,210.2)	Rs.	(1,248.0)	Rs.	182,964.8

Deferred tax liabilities:
Property, plant and equipment		11,014.2		(2,851.3)		2,517.2		0.8		—		—		10,680.9
Intangible assets		113,435.6		(1,720.7)		(5,143.5)		1,956.6		—		—		108,528.0
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		18,041.7		2,210.5		1,304.1 *		380.0		—		—		21,936.3
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		—		—		169.5
Others		4,604.7		(484.8)		(119.4)		7.3		(134.9)				3,872.9

Total deferred tax liabilities	Rs.	147,265.7	Rs.	(2,846.2)	Rs.	(1,441.6)	Rs.	2,344.7	Rs.	(134.9)	Rs.	—	Rs.	145,187.6

Net assets/(liabilities)	Rs.	23,124.3	Rs.	(6,988.7)	Rs.	32,531.5	Rs.	1,433.3	Rs.	(11,075.3)	Rs.	(1,248.0)	Rs.	37,777.2

	US$	281.4	US$	(85.1)	US$	395.9	US$	17.4	US$	(134.8)	US$	(15.2)	US$	459.7

Deferred tax assets													Rs.	51,846.7
Deferred tax liabilities													Rs.	(14,069.5)
Deferred tax assets													US$	630.8
Deferred tax liabilities													US$	(171.2)

*	Net of Rs.2,508.3 million reversed on dividend distribution by subsidiaries.

Significant components of deferred tax assets and liabilities for the year ended March 31, 2022 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/ reclassified from other comprehensive income				Movement due to common control business combination**		Closing balance
					Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	20,906.9	Rs.	(1,543.1)	Rs.	—	Rs.	—	Rs.	(774.0)		18,589.8
Business loss carry forwards		18,642.3		(4,817.7)		160.4		—		(17,291.3)		(3,306.3)
Expenses deductible in future years:												—
Provisions, allowances for doubtful receivables and others		34,812.9		(3,565.3)		932.1		0.8		(723.3)		31,457.2
Compensated absences and retirement benefits		9,645.5		(9,207.0)		3,315.5		(12,042.0)		—		(8,288.0)
Minimum alternate tax carry-forward		0.5		508.1		—		—		—		508.6
Property, plant and equipment		77,331.0		33,285.7		(2,347.8)		—		—		108,268.9
Derivative financial instruments		(1,162.3)		(3,077.7)		(5,902.0)		23,624.2		—		13,482.2
Unrealized profit on inventory		10,748.9		(3,082.0)		(21.8)		—		—		7,645.1
Others		7,268.4		(5,396.3)		119.7		53.2		(12.5)		2,032.5

Total deferred tax assets	Rs.	178,194.1	Rs.	3,104.7	Rs.	(3,743.9)	Rs.	11,636.2	Rs.	(18,801.1)		170,390.0

Deferred tax liabilities:
Property, plant and equipment	Rs.	15,607.5	Rs.	580.7		1.2		—		(5,175.2)		11,014.2
Intangible assets		112,705.2		16,317.2		(1,960.9)		—		(13,625.9)		113,435.6
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		17,643.0		520.0 *		(121.3)		—		—		18,041.7
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		—		169.5
Others		2,424.3		1,191.9		(2.7)		991.2				4,604.7

Total deferred tax liabilities	Rs.	148,549.5	Rs.	18,609.8	Rs.	(2,083.7)		991.2	Rs.	(18,801.1)		147,265.7

Net assets/(liabilities)	Rs.	29,644.6	Rs.	(15,505.1)	Rs.	(1,660.2)	Rs.	10,645.0	Rs.	—		23,124.3

Deferred tax assets											Rs.	38,708.7
Deferred tax liabilities											Rs.	(15,584.4)

*	Net of Rs.3,552.5 million reversed on dividend distribution by subsidiaries.
**	Tata Motors Limited has transferred its Passenger Vehicle Business into a subsidiary. This has resulted in movement of balances at Parent Company.
Significant components of deferred tax assets and liabilities for the year ended March 31, 2021 are as follows:

	Opening balance		Recognized in profit or loss		Recognized in/ reclassified from other comprehensive income				Closing balance
					Translation		Other than translation
	(In millions)
Deferred tax assets:
Unabsorbed depreciation	Rs.	21,867.5	Rs.	(944.5)	Rs.	(16.0)	Rs.	(0.1)	Rs.	20,906.9
Business loss carry forwards		30,926.7		(12,606.6)		322.2		—		18,642.3
Expenses deductible in future years:										—
Provisions, allowances for doubtful receivables and others		44,213.1		(9,714.9)		314.5		0.2		34,812.9
Compensated absences and retirement benefits		(4,177.3)		(143.5)		(1,105.2)		15,071.5		9,645.5
Minimum alternate tax carry-forward		671.5		(671.0)		—		—		0.5
Property, plant and equipment		59,417.5		12,223.9		5,689.6		—		77,331.0
Derivative financial instruments		7,756.6		1,779.4		1,057.0		(11,755.3)		(1,162.3)
Unrealized profit on inventory		12,167.2		(2,171.8)		753.5		—		10,748.9
Others		15,337.1		(8,369.6)		316.8		(15.9)		7,268.4

Total deferred tax assets	Rs.	188,179.9	Rs.	(20,618.6)	Rs.	7,332.4	Rs.	3,300.4	Rs.	178,194.1

Deferred tax liabilities:
Property, plant and equipment		12,967.2		2,640.9		(0.6)		—		15,607.5
Intangible assets		121,935.8		(15,651.6)		6,421.0		—		112,705.2
Undistributed earnings in subsidiaries, joint operations and equity accounted investees		15,881.7		952.7 *		808.6		—		17,643.0
Fair valuation of retained interest in a subsidiary subsequent to disposal of controlling equity interest		169.5		—		—		—		169.5
Others		2,065.8		(251.7)		(6.9)		617.1		2,424.3

Total deferred tax liabilities	Rs.	153,020.0	Rs.	(12,309.7)	Rs.	7,222.1	Rs.	617.1	Rs.	148,549.5

Net assets/(liabilities)	Rs.	35,159.9	Rs.	(8,308.9)	Rs.	110.3	Rs.	2,683.3	Rs.	29,644.6

Deferred tax assets									Rs.	45,203.5
Deferred tax liabilities									Rs.	(15,558.9)

*	Net of Rs.2,156.6 million reversed on dividend distribution by subsidiaries.

Summary of Unrecognized Deferred Tax Assets Expire Unutilized based on Year of Origination
Unrecognized deferred tax assets expire unutilized based on the year of origination as follows:

March 31,	In millions
2024	US$	6.4	Rs.	526.9
2025		63.8		5,245.7
2026		5.5		450.4
2027		39.2		3,222.1
2028		102.5		8,424.3
Thereafter	US$	122.9	Rs.	10,094.8